Management Fee - Additional Information (Detail) - Habit Restaurants, LLC [Member] - USD ($)	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013	Dec. 25, 2012
Other Expenses [Abstract]
Management fee earned quarterly	$ 135,000
Termination fee	500,000
Management fees payable	0	$ 0
General and Administrative Expenses [Member]
Other Expenses [Abstract]
Management fee	$ 635,000	$ 144,000	$ 160,000